Subsequent events (Details Narrative) - Events After Reporting Period [Member] - BRL (R$) R$ in Millions	1 Months Ended
	Feb. 28, 2022	Jan. 31, 2022
American Airlines Investment Agreement [Member]
IfrsStatementLineItems [Line Items]
Shares issue	22,200,000
Interest rate	5.20%
American Airlines Investment Agreement [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Investment to expand	R$ 200
Financing For Fleet Transformation [Member]
IfrsStatementLineItems [Line Items]
Investment to expand		R$ 600
Interest rate		6.00%